Equity Incentive Plan - Summary of Valuation Models of Fair Value of Awards Granted To Employees and Non-Employees Under 2016 Plan (Detail)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Expected term (in years)	3 years 11 months 19 days	3 years 11 months 19 days
Dividend yield	0.00%	0.00%
2019 Plan and 2016 Plan [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Expected volatility		37.63%	36.92%
Expected volatility		41.24%	37.70%
Dividend yield		0.00%	0.00%
Risk free interest rate		0.30%	1.79%
Risk free interest rate		1.43%	2.89%
2019 Plan and 2016 Plan [Member] | Minimum [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Expected term (in years)		6 years	6 years
2019 Plan and 2016 Plan [Member] | Maximum [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Expected term (in years)			6 years 6 months